Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.1%)
U.S. Government Securities (5.1%)
[1,2]	United States Treasury Note/Bond	0.500%	2/28/26	168,150	160,005
	United States Treasury Note/Bond	4.625%	2/28/26	10,677	10,724
	United States Treasury Note/Bond	4.625%	3/15/26	33,700	33,863
[1]	United States Treasury Note/Bond	3.750%	4/15/26	64,486	64,062
	United States Treasury Note/Bond	4.875%	4/30/26	27,000	27,249
	United States Treasury Note/Bond	3.625%	5/15/26	10,108	10,018
	United States Treasury Note/Bond	4.625%	6/30/26	5,500	5,536
	United States Treasury Note/Bond	4.375%	7/31/26	14,100	14,142
	United States Treasury Note/Bond	4.375%	8/15/26	105,667	105,997
	United States Treasury Note/Bond	3.750%	8/31/26	14,800	14,689
	United States Treasury Note/Bond	4.625%	9/15/26	4,000	4,032
	United States Treasury Note/Bond	4.625%	10/15/26	10,178	10,264
	United States Treasury Note/Bond	4.625%	11/15/26	50,000	50,438
	United States Treasury Note/Bond	4.375%	12/15/26	8,000	8,036
[1,3]	United States Treasury Note/Bond	4.000%	1/15/27	75,000	74,766
	United States Treasury Note/Bond	4.125%	2/15/27	30,000	29,981
[2]	United States Treasury Note/Bond	1.875%	2/28/27	42,194	40,084
	United States Treasury Note/Bond	4.500%	5/15/27	6,558	6,614
	United States Treasury Note/Bond	0.500%	5/31/27	45,000	41,020
	United States Treasury Note/Bond	2.750%	7/31/27	173,265	167,065
	United States Treasury Note/Bond	3.750%	8/15/27	30,000	29,700
	United States Treasury Note/Bond	3.125%	8/31/27	20,000	19,466
	United States Treasury Note/Bond	4.125%	10/31/27	27,000	26,996
	United States Treasury Note/Bond	0.625%	11/30/27	29,000	26,073
	United States Treasury Note/Bond	0.750%	1/31/28	21,800	19,566
	United States Treasury Note/Bond	1.250%	4/30/28	22,955	20,803
[2]	United States Treasury Note/Bond	1.250%	6/30/28	48,779	43,992
	United States Treasury Note/Bond	1.125%	8/31/28	10,831	9,675
	United States Treasury Note/Bond	4.375%	8/31/28	3,670	3,697
	United States Treasury Note/Bond	4.625%	9/30/28	41,280	41,964
	United States Treasury Note/Bond	4.875%	10/31/28	18,706	19,188
	United States Treasury Note/Bond	1.750%	1/31/29	12,000	10,879
	United States Treasury Note/Bond	4.000%	2/28/30	10,719	10,632
	United States Treasury Note/Bond	3.500%	4/30/30	14,812	14,319
	United States Treasury Note/Bond	3.750%	6/30/30	2,714	2,654
	United States Treasury Note/Bond	4.000%	7/31/30	5,506	5,453
	United States Treasury Note/Bond	4.125%	8/31/30	22,663	22,575
	United States Treasury Note/Bond	4.625%	9/30/30	17,163	17,544
	United States Treasury Note/Bond	2.750%	8/15/32	4,206	3,791
	United States Treasury Note/Bond	3.875%	8/15/33	5,559	5,399
	United States Treasury Note/Bond	3.125%	11/15/41	18,604	15,543
	United States Treasury Note/Bond	3.250%	5/15/42	1,017	856
	United States Treasury Note/Bond	3.375%	8/15/42	1,399	1,196
	United States Treasury Note/Bond	3.875%	2/15/43	1,236	1,130
	United States Treasury Note/Bond	3.875%	5/15/43	19,404	17,697
	United States Treasury Note/Bond	3.125%	5/15/48	1,711	1,341
	United States Treasury Note/Bond	3.375%	11/15/48	382	312
	United States Treasury Note/Bond	3.000%	2/15/49	641	489
Total U.S. Government and Agency Obligations (Cost $1,273,869)					1,271,515
Corporate Bonds (87.0%)
Communications (12.8%)
[4]	Altice Financing SA	5.000%	1/15/28	21,475	18,167
[4]	Altice Financing SA	5.750%	8/15/29	36,375	29,698
[4,5]	Altice France SA	2.125%	2/15/25	16,315	17,060
[4]	Altice France SA	8.125%	2/1/27	225	186
[4]	Altice France SA	5.500%	1/15/28	23,225	17,965
[4]	Altice France SA	5.125%	7/15/29	72,832	54,491
[4]	Altice France SA	5.500%	10/15/29	26,310	19,868
[4]	AMC Networks Inc.	10.250%	1/15/29	4,410	4,540

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Banijay Entertainment SAS	7.000%	5/1/29	14,790	16,830
[4]	Banijay Entertainment SAS	8.125%	5/1/29	29,875	30,963
	Belo Corp.	7.750%	6/1/27	24,745	25,708
	Belo Corp.	7.250%	9/15/27	11,942	12,300
[4]	Cable One Inc.	4.000%	11/15/30	12,171	9,584
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	47,125	46,996
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	56,927	55,764
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	13,200	12,774
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	31,395	30,022
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	40,000	39,610
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	27,718	25,223
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	79,745	71,172
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	92,815	80,546
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	48,650	49,464
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	9,175	7,941
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	117,893	100,209
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	6/1/33	10,620	8,831
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	31,575	25,274
[4]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	32,235	31,316
[4]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	44,850	47,123
[4]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	31,445	32,053
[4]	CSC Holdings LLC	5.500%	4/15/27	16,965	15,099
[4]	CSC Holdings LLC	11.250%	5/15/28	7,475	7,288
[4]	CSC Holdings LLC	11.750%	1/31/29	16,407	16,003
[4]	CSC Holdings LLC	4.125%	12/1/30	30,653	22,597
[4]	CSC Holdings LLC	3.375%	2/15/31	38,895	27,902
[4]	CSC Holdings LLC	4.500%	11/15/31	35,565	26,109
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	13,367	12,872
[4]	DISH Network Corp.	11.750%	11/15/27	25,381	26,720
[4]	Frontier Communications Holdings LLC	5.875%	10/15/27	16,240	16,206
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	131,571	129,410
[4]	Frontier Communications Holdings LLC	6.750%	5/1/29	10,367	10,317
	Frontier Communications Holdings LLC	5.875%	11/1/29	25,113	24,527
[4]	Frontier Communications Holdings LLC	8.750%	5/15/30	1,460	1,546
[4]	Frontier Communications Holdings LLC	8.625%	3/15/31	36,700	39,407
[4]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	72,140	66,525
[4]	Iliad Holding SASU	6.500%	10/15/26	9,807	9,881
[4]	Iliad Holding SASU	7.000%	10/15/28	42,275	42,864
[4]	Iliad Holding SASU	8.500%	4/15/31	56,530	60,452
	Lamar Media Corp.	3.750%	2/15/28	30,000	28,465
	Lamar Media Corp.	4.875%	1/15/29	1,820	1,768
	Lamar Media Corp.	4.000%	2/15/30	67,275	62,139
	Lamar Media Corp.	3.625%	1/15/31	49,823	44,557
[4]	Level 3 Financing Inc.	3.625%	1/15/29	13,652	10,236
[4]	Level 3 Financing Inc.	10.500%	4/15/29	13,804	15,387
[4]	Level 3 Financing Inc.	4.875%	6/15/29	19,275	16,485
[4]	Level 3 Financing Inc.	3.875%	11/15/29	6,815	4,634
[4]	Level 3 Financing Inc.	11.000%	11/15/29	14,600	16,476
[4]	Level 3 Financing Inc.	4.500%	4/1/30	15,610	12,520
[4]	Level 3 Financing Inc.	10.500%	5/15/30	36,056	39,499
[4,5]	Lorca Telecom Bondco SA	4.000%	9/18/27	55,975	60,692
[4]	Lumen Technologies Inc.	4.125%	4/15/29	34,054	29,912
[4]	Lumen Technologies Inc.	4.125%	4/15/30	12,696	10,796
[4]	Match Group Holdings II LLC	4.625%	6/1/28	16,238	15,608
[4]	Match Group Holdings II LLC	5.625%	2/15/29	2,985	2,943
[4]	Match Group Holdings II LLC	4.125%	8/1/30	12,653	11,504
[4]	Midcontinent Communications	8.000%	8/15/32	34,685	35,372
[4]	News Corp.	3.875%	5/15/29	33,192	30,907
[4]	Nexstar Media Inc.	5.625%	7/15/27	2,460	2,418
[4]	Nexstar Media Inc.	4.750%	11/1/28	12,325	11,585
[4,5]	Odido Holding BV	3.750%	1/15/29	33,365	35,358
[4]	Optics Bidco SpA	6.375%	11/15/33	7,050	7,125
[4]	Optics Bidco SpA	6.000%	9/30/34	21,092	20,623
[4]	Optics Bidco SpA	7.200%	7/18/36	19,823	20,388
[4]	Optics Bidco SpA	7.721%	6/4/38	15,030	15,964
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	21,296	20,967
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	13,550	12,688
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	77,418	72,006
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	28,800	30,422
	Paramount Global	4.200%	6/1/29	8,800	8,236

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Paramount Global	7.875%	7/30/30	7,450	8,024
	Paramount Global	4.200%	5/19/32	15,150	13,187
	Paramount Global	6.875%	4/30/36	12,375	12,369
	Paramount Global	4.850%	7/1/42	9,895	7,671
	Paramount Global	4.375%	3/15/43	21,112	15,171
	Paramount Global	5.850%	9/1/43	2,910	2,470
	Paramount Global	6.250%	2/28/57	31,776	28,507
	Paramount Global	6.375%	3/30/62	33,700	31,209
[4]	ROBLOX Corp.	3.875%	5/1/30	92,140	83,418
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	53,464	41,578
[4]	Scripps Escrow II Inc.	5.375%	1/15/31	5,590	3,160
[4]	Scripps Escrow Inc.	5.875%	7/15/27	28,385	25,032
[4]	Sirius XM Radio Inc.	3.125%	9/1/26	12,245	11,756
[4]	Sirius XM Radio Inc.	4.000%	7/15/28	23,445	21,926
[4]	Sirius XM Radio Inc.	4.125%	7/1/30	5,545	4,961
[4]	Sirius XM Radio Inc.	3.875%	9/1/31	14,305	12,306
[4]	Sunrise FinCo I BV	4.875%	7/15/31	66,804	61,136
[4]	Sunrise HoldCo IV BV	5.500%	1/15/28	79,092	78,104
	TEGNA Inc.	4.625%	3/15/28	14,555	13,724
	TEGNA Inc.	5.000%	9/15/29	48,200	44,967
	Telecom Italia Capital SA	6.375%	11/15/33	1,185	1,201
	Telecom Italia Capital SA	6.000%	9/30/34	1,358	1,319
	Telecom Italia Capital SA	7.200%	7/18/36	14,633	14,864
	Telecom Italia Capital SA	7.721%	6/4/38	7,265	7,555
[4]	Townsquare Media Inc.	6.875%	2/1/26	21,991	21,925
[4,5]	United Group BV	6.500%	10/31/31	50,630	55,139
[4]	Univision Communications Inc.	8.000%	8/15/28	13,817	14,041
[4]	Univision Communications Inc.	4.500%	5/1/29	1,810	1,608
[4]	Univision Communications Inc.	7.375%	6/30/30	11,360	10,902
[4]	Univision Communications Inc.	8.500%	7/31/31	46,656	45,855
[4]	Virgin Media Finance plc	5.000%	7/15/30	1,470	1,263
[4]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	40,975
[4]	Virgin Media Secured Finance plc	4.500%	8/15/30	35,142	30,779
[4]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	6,825	6,523
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/31	72,755	62,577
[4]	VZ Secured Financing BV	5.000%	1/15/32	58,570	52,570
[4]	WMG Acquisition Corp.	3.875%	7/15/30	29,530	27,109
[4]	Ziggo BV	4.875%	1/15/30	62,395	57,840
					3,159,804
Consumer Discretionary (15.7%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	65,147	62,059
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	4,950	4,765
[4]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	19,890	18,367
[4]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	47,865	48,657
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	38,180	38,088
[4]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	133,629	120,758
[4]	Adient Global Holdings Ltd.	4.875%	8/15/26	14,507	14,286
[4]	Amer Sports Co.	6.750%	2/16/31	33,960	34,492
	American Axle & Manufacturing Inc.	5.000%	10/1/29	28,191	25,503
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	40,061	38,079
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	46,432	42,471
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	22,106
[4]	Asbury Automotive Group Inc.	4.625%	11/15/29	20,375	19,079
	Asbury Automotive Group Inc.	4.750%	3/1/30	11,463	10,751
[4]	Asbury Automotive Group Inc.	5.000%	2/15/32	26,865	24,727
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	3,335	3,335
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	5,580	5,215
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	34,479	31,749
	Bath & Body Works Inc.	6.694%	1/15/27	17,487	17,911
	Bath & Body Works Inc.	5.250%	2/1/28	1,550	1,529
[4]	Bath & Body Works Inc.	6.625%	10/1/30	30,300	30,354
	Bath & Body Works Inc.	6.875%	11/1/35	5,565	5,646
	Bath & Body Works Inc.	6.750%	7/1/36	700	702
[4]	Beacon Roofing Supply Inc.	4.125%	5/15/29	10,580	9,828
[4]	Beacon Roofing Supply Inc.	6.500%	8/1/30	22,143	22,509
[4,5]	Belron UK Finance plc	4.625%	10/15/29	9,095	10,025
[4]	Belron UK Finance plc	5.750%	10/15/29	44,655	44,747
[4,5]	Bertrand Franchise Finance SAS	6.500%	7/18/30	3,375	3,802
[4,5,6]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	6.958%	7/18/30	11,615	12,677

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boyd Gaming Corp.	4.750%	12/1/27	114,985	112,820
[4]	Boyd Gaming Corp.	4.750%	6/15/31	14,505	13,536
[4]	Builders FirstSource Inc.	5.000%	3/1/30	8,300	7,948
[4]	Builders FirstSource Inc.	4.250%	2/1/32	33,750	30,206
[4]	Builders FirstSource Inc.	6.375%	3/1/34	31,575	31,801
[4]	Caesars Entertainment Inc.	8.125%	7/1/27	25,174	25,682
[4]	Caesars Entertainment Inc.	4.625%	10/15/29	44,790	41,979
[4]	Caesars Entertainment Inc.	7.000%	2/15/30	105,010	107,636
[4]	Caesars Entertainment Inc.	6.500%	2/15/32	22,105	22,438
[4]	Caesars Entertainment Inc.	6.000%	10/15/32	56,135	54,764
[4]	Carnival Corp.	7.625%	3/1/26	14,950	15,057
[4]	Carnival Corp.	5.750%	3/1/27	22,955	23,020
[4]	Carnival Corp.	4.000%	8/1/28	102,830	98,071
[4]	Carnival Corp.	6.000%	5/1/29	12,579	12,594
[4]	Carnival Corp.	7.000%	8/15/29	10,405	10,879
[4]	Carnival Corp.	10.500%	6/1/30	41,275	44,518
[4]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	27,818	29,856
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	19,805	19,621
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.250%	7/15/29	45,036	43,378
	Century Communities Inc.	6.750%	6/1/27	9,993	10,053
[4]	Century Communities Inc.	3.875%	8/15/29	34,362	31,238
[4]	Churchill Downs Inc.	5.500%	4/1/27	2,527	2,511
[4]	Churchill Downs Inc.	4.750%	1/15/28	11,690	11,338
[4]	Churchill Downs Inc.	5.750%	4/1/30	34,716	34,166
[4]	Churchill Downs Inc.	6.750%	5/1/31	4,860	4,947
[4]	Cinemark USA Inc.	5.250%	7/15/28	39,770	39,049
[4]	Cinemark USA Inc.	7.000%	8/1/32	9,185	9,422
[4]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	30,723	30,787
[4]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	33,237	33,420
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	28,505	29,181
	Dana Inc.	5.625%	6/15/28	3,718	3,608
	Dana Inc.	4.250%	9/1/30	7,020	6,123
	Dana Inc.	4.500%	2/15/32	12,495	10,682
[4]	Flutter Treasury DAC	6.375%	4/29/29	13,540	13,856
	Ford Motor Co.	9.625%	4/22/30	2,271	2,633
	Ford Motor Co.	3.250%	2/12/32	3,165	2,650
	Ford Motor Credit Co. LLC	4.134%	8/4/25	9,450	9,366
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,945	9,755
	Ford Motor Credit Co. LLC	4.389%	1/8/26	2,975	2,938
	Ford Motor Credit Co. LLC	6.950%	3/6/26	15,000	15,288
	Ford Motor Credit Co. LLC	2.700%	8/10/26	13,415	12,798
[4]	Gap Inc.	3.625%	10/1/29	19,755	17,726
[4]	Gap Inc.	3.875%	10/1/31	17,760	15,264
[4]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	26,406	26,347
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	9,621	9,638
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	5,685	5,481
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	62,503	56,447
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	12,050	10,588
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	4,880	4,285
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	45,517	39,296
	Griffon Corp.	5.750%	3/1/28	14,690	14,424
[4]	Hanesbrands Inc.	4.875%	5/15/26	90,889	89,837
[4]	Hanesbrands Inc.	9.000%	2/15/31	34,223	36,735
[4]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	9,746	9,756
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	3,156	3,183
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	13,415	12,500
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	20,495	20,519
	KB Home	4.800%	11/15/29	15,825	15,191
	KB Home	7.250%	7/15/30	5,000	5,178
	KB Home	4.000%	6/15/31	38,745	34,879
[4]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	24,360	24,135
[4]	LCM Investments Holdings II LLC	4.875%	5/1/29	13,450	12,706
[4]	LCM Investments Holdings II LLC	8.250%	8/1/31	36,100	37,749
[4]	Light & Wonder International Inc.	7.000%	5/15/28	20,020	20,108
[4]	Lithia Motors Inc.	4.625%	12/15/27	57,445	55,726
[4]	Lithia Motors Inc.	3.875%	6/1/29	10,065	9,234
[4]	Lithia Motors Inc.	4.375%	1/15/31	44,040	40,297
[4]	Live Nation Entertainment Inc.	4.875%	11/1/24	14,775	14,775
[4]	Live Nation Entertainment Inc.	3.750%	1/15/28	8,085	7,666
[4]	Masterbrand Inc.	7.000%	7/15/32	12,175	12,471

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Melco Resorts Finance Ltd.	4.875%	6/6/25	16,555	16,373
[4]	Melco Resorts Finance Ltd.	7.625%	4/17/32	7,365	7,471
[4]	MGM China Holdings Ltd.	7.125%	6/26/31	9,610	9,767
	MGM Resorts International	6.500%	4/15/32	10,150	10,151
[4]	Michaels Cos. Inc.	5.250%	5/1/28	45,900	33,183
[4]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	9,025	9,200
[4]	NCL Corp. Ltd.	8.375%	2/1/28	41,980	43,974
[4]	NCL Corp. Ltd.	8.125%	1/15/29	21,835	23,114
[4]	NCL Corp. Ltd.	7.750%	2/15/29	15,895	16,827
[4]	NCL Finance Ltd.	6.125%	3/15/28	1,880	1,891
	Newell Brands Inc.	5.700%	4/1/26	869	871
	Newell Brands Inc.	6.375%	9/15/27	15,688	15,880
	Newell Brands Inc.	6.625%	9/15/29	23,782	24,238
[7]	Newell Brands Inc.	6.375%	5/15/30	35,970	36,165
[7]	Newell Brands Inc.	6.625%	5/15/32	29,565	29,672
	Newell Brands Inc.	6.875%	4/1/36	5,543	5,516
	Newell Brands Inc.	7.000%	4/1/46	11,101	10,290
[4]	Ontario Gaming GTA LP/OTG Co-Issuer Inc.	8.000%	8/1/30	8,960	9,211
[4]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	43,611	41,463
[4]	Phinia Inc.	6.625%	10/15/32	9,420	9,395
[4]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	11,149
[4]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	96,080	96,166
[4]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	19,032
[4]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	24,065	24,066
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	19,135	19,073
[4]	Royal Caribbean Cruises Ltd.	6.250%	3/15/32	18,155	18,498
	Sands China Ltd.	5.125%	8/8/25	25,700	25,643
	Sands China Ltd.	5.400%	8/8/28	11,350	11,298
	Service Corp. International	4.625%	12/15/27	20,770	20,337
	Service Corp. International	5.125%	6/1/29	44,190	43,383
	Service Corp. International	3.375%	8/15/30	28,585	25,275
	Service Corp. International	4.000%	5/15/31	67,405	60,795
[4]	Six Flags Entertainment Corp.	7.250%	5/15/31	4,700	4,817
[4]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	48,110	48,999
[4]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	38,311	37,455
[4]	Studio City Finance Ltd.	5.000%	1/15/29	15,332	13,843
[4]	Taylor Morrison Communities Inc.	5.875%	6/15/27	5,967	6,000
[4]	Taylor Morrison Communities Inc.	5.125%	8/1/30	23,777	23,039
[4]	Tempur Sealy International Inc.	3.875%	10/15/31	19,802	17,240
	Under Armour Inc.	3.250%	6/15/26	42,005	40,383
[4]	Vail Resorts Inc.	6.500%	5/15/32	28,705	29,405
[4]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/29	4,975	5,194
[4]	Viking Cruises Ltd.	5.875%	9/15/27	9,700	9,640
[4]	Viking Cruises Ltd.	7.000%	2/15/29	4,625	4,660
[4]	Viking Cruises Ltd.	9.125%	7/15/31	31,220	33,732
[4]	Wand NewCo 3 Inc.	7.625%	1/30/32	34,720	35,861
[4]	Wayfair LLC	7.250%	10/31/29	23,365	23,642
[4]	William Carter Co.	5.625%	3/15/27	8,018	7,976
[4]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	50,165	49,798
[4]	Wynn Macau Ltd.	5.500%	1/15/26	17,690	17,504
[4]	Wynn Macau Ltd.	5.500%	10/1/27	19,350	18,758
[4]	Wynn Macau Ltd.	5.625%	8/26/28	11,557	11,108
[4]	Wynn Macau Ltd.	5.125%	12/15/29	68,653	63,760
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	6,697	6,502
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	50,860	53,486
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/33	30,520	30,385
[4]	Yum! Brands Inc.	4.750%	1/15/30	39,610	38,309
	Yum! Brands Inc.	3.625%	3/15/31	55,732	50,481
	Yum! Brands Inc.	4.625%	1/31/32	18,090	16,969
					3,886,284
Consumer Staples (3.5%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	12,300	12,511
	B&G Foods Inc.	5.250%	9/15/27	36,025	34,950
[4]	B&G Foods Inc.	8.000%	9/15/28	40,445	42,021
[4,5]	Darling Global Finance BV	3.625%	5/15/26	12,945	14,010
[4]	Darling Ingredients Inc.	5.250%	4/15/27	8,820	8,736
[4]	Darling Ingredients Inc.	6.000%	6/15/30	13,430	13,333
[4]	Energizer Holdings Inc.	4.750%	6/15/28	61,896	59,555
[4]	Energizer Holdings Inc.	4.375%	3/31/29	71,101	66,444

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	29,646	30,719
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	5,974	5,850
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/30	32,663	30,325
[4]	Performance Food Group Inc.	5.500%	10/15/27	100,310	99,553
[4]	Performance Food Group Inc.	4.250%	8/1/29	49,979	46,770
[4]	Performance Food Group Inc.	6.125%	9/15/32	23,155	23,272
[4,5]	Picard Groupe SAS	6.375%	7/1/29	28,535	31,665
[5]	Picard Groupe SAS	6.375%	7/1/29	3,500	3,884
[4]	Post Holdings Inc.	5.625%	1/15/28	32,558	32,844
[4]	Post Holdings Inc.	5.500%	12/15/29	36,810	35,904
[4]	Post Holdings Inc.	4.625%	4/15/30	37,059	34,653
[4]	Post Holdings Inc.	4.500%	9/15/31	39,590	36,054
[4]	Post Holdings Inc.	6.250%	2/15/32	20,230	20,482
[4]	Post Holdings Inc.	6.375%	3/1/33	31,865	31,553
[4]	Post Holdings Inc.	6.250%	10/15/34	6,245	6,173
[4]	Prestige Brands Inc.	5.125%	1/15/28	27,925	27,377
[4]	Prestige Brands Inc.	3.750%	4/1/31	8,998	8,049
[4]	US Foods Inc.	6.875%	9/15/28	2,254	2,321
[4]	US Foods Inc.	4.750%	2/15/29	18,593	17,918
[4]	US Foods Inc.	4.625%	6/1/30	23,863	22,646
[4]	US Foods Inc.	7.250%	1/15/32	11,670	12,138
[4]	US Foods Inc.	5.750%	4/15/33	19,060	18,775
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	35,440	35,171
					865,656
Energy (11.0%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	5,552	5,540
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	7,782	7,742
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/29	5,875	5,736
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	45,435	45,938
	Apache Corp.	4.875%	11/15/27	12,460	12,320
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/32	26,315	26,069
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	11,960	11,948
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	20,633	21,137
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	8,998	9,290
[4]	Buckeye Partners LP	4.125%	3/1/25	33,639	33,437
	Buckeye Partners LP	3.950%	12/1/26	21,628	20,784
	Buckeye Partners LP	4.125%	12/1/27	27,120	25,945
[4]	Buckeye Partners LP	4.500%	3/1/28	88,628	84,351
[4]	Buckeye Partners LP	6.875%	7/1/29	28,275	28,724
	Buckeye Partners LP	5.850%	11/15/43	16,000	13,811
[4]	Civitas Resources Inc.	8.375%	7/1/28	18,528	19,157
[4]	Civitas Resources Inc.	8.625%	11/1/30	8,197	8,614
[4]	Civitas Resources Inc.	8.750%	7/1/31	12,540	13,138
[4]	CNX Resources Corp.	6.000%	1/15/29	6,825	6,766
[4]	CNX Resources Corp.	7.375%	1/15/31	16,440	16,916
[4]	CNX Resources Corp.	7.250%	3/1/32	9,010	9,280
	Continental Resources Inc.	4.375%	1/15/28	21,625	20,977
[4]	Continental Resources Inc.	5.750%	1/15/31	1,730	1,731
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	31,495	32,540
[4]	DT Midstream Inc.	4.125%	6/15/29	95,524	89,788
[4]	DT Midstream Inc.	4.375%	6/15/31	105,710	97,275
[4]	Enerflex Ltd.	9.000%	10/15/27	39,451	41,005
[4]	EnLink Midstream LLC	5.625%	1/15/28	17,250	17,466
	EnLink Midstream LLC	5.375%	6/1/29	4,875	4,912
	EnLink Midstream Partners LP	4.150%	6/1/25	23,340	23,172
	EnLink Midstream Partners LP	4.850%	7/15/26	18,069	17,991
[4]	EQM Midstream Partners LP	6.000%	7/1/25	51,523	51,600
	EQM Midstream Partners LP	4.125%	12/1/26	11,328	11,102
[4]	EQM Midstream Partners LP	7.500%	6/1/27	6,490	6,652
[4]	EQM Midstream Partners LP	6.500%	7/1/27	61,070	62,468
	EQM Midstream Partners LP	5.500%	7/15/28	27,997	27,879
[4]	EQM Midstream Partners LP	4.500%	1/15/29	25,890	24,921
[4]	EQM Midstream Partners LP	7.500%	6/1/30	3,860	4,157
[4]	EQM Midstream Partners LP	4.750%	1/15/31	90,662	86,139
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/28	5,825	5,882
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	23,490	23,981
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/32	6,755	6,749
[4]	Hess Midstream Operations LP	6.500%	6/1/29	12,033	12,227
[4]	Kinetik Holdings LP	6.625%	12/15/28	18,100	18,490

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kinetik Holdings LP	5.875%	6/15/30	4,441	4,402
[4]	Matador Resources Co.	6.875%	4/15/28	40,975	41,684
[4]	Matador Resources Co.	6.500%	4/15/32	27,887	27,630
[4]	Matador Resources Co.	6.250%	4/15/33	28,570	27,976
[4]	Noble Finance II LLC	8.000%	4/15/30	81,465	82,590
[4]	Northriver Midstream Finance LP	6.750%	7/15/32	47,235	48,464
	Ovintiv Inc.	7.200%	11/1/31	2,757	2,995
	Ovintiv Inc.	7.375%	11/1/31	26,708	29,291
	Ovintiv Inc.	6.500%	8/15/34	10,685	11,197
[4]	Permian Resources Operating LLC	5.375%	1/15/26	2,655	2,641
[4]	Permian Resources Operating LLC	8.000%	4/15/27	30,495	31,339
[4]	Permian Resources Operating LLC	5.875%	7/1/29	64,319	63,449
[4]	Permian Resources Operating LLC	9.875%	7/15/31	17,980	19,856
[4]	Permian Resources Operating LLC	7.000%	1/15/32	36,330	37,074
[4]	Permian Resources Operating LLC	6.250%	2/1/33	23,225	23,058
	Range Resources Corp.	8.250%	1/15/29	31,447	32,414
[4]	Range Resources Corp.	4.750%	2/15/30	56,221	52,936
[4]	Rockies Express Pipeline LLC	4.950%	7/15/29	4,050	3,806
[4]	Rockies Express Pipeline LLC	4.800%	5/15/30	3,250	3,005
[4]	Rockies Express Pipeline LLC	7.500%	7/15/38	4,100	4,133
[4]	Seadrill Finance Ltd.	8.375%	8/1/30	4,810	4,907
	SM Energy Co.	6.750%	9/15/26	23,350	23,365
	SM Energy Co.	6.625%	1/15/27	1,295	1,294
	SM Energy Co.	6.500%	7/15/28	17,875	17,823
[4]	SM Energy Co.	6.750%	8/1/29	28,505	28,338
[4]	SM Energy Co.	7.000%	8/1/32	21,710	21,565
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	22,138	23,024
[4]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	6,785	6,999
	Southwestern Energy Co.	5.375%	3/15/30	5,691	5,596
[4]	Sunoco LP	7.000%	5/1/29	15,350	15,852
[4]	Sunoco LP	7.250%	5/1/32	14,320	14,919
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	60,590	60,628
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	11,360	11,315
[4]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	9,705	9,980
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	32,920	31,290
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	56,155	52,701
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	36,914	37,014
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	16,167	15,174
[4]	Transocean Inc.	8.250%	5/15/29	5,985	6,014
[4]	Transocean Inc.	8.750%	2/15/30	76,755	79,467
[4]	Transocean Inc.	8.500%	5/15/31	26,160	26,353
[4]	Transocean Titan Financing Ltd.	8.375%	2/1/28	5,259	5,419
[4]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	42,660	43,457
[4]	Valaris Ltd.	8.375%	4/30/30	43,467	44,095
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	55,450	51,216
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	23,783	24,315
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	49,305	44,887
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	21,215	18,420
[4]	Venture Global LNG Inc.	8.125%	6/1/28	5,585	5,796
[4]	Venture Global LNG Inc.	9.500%	2/1/29	46,548	51,465
[4]	Venture Global LNG Inc.	7.000%	1/15/30	11,395	11,463
[4]	Venture Global LNG Inc.	8.375%	6/1/31	20,995	21,792
[4]	Venture Global LNG Inc.	9.875%	2/1/32	25,225	27,532
[4]	Viper Energy Inc.	7.375%	11/1/31	11,625	12,093
[4]	Vital Energy Inc.	7.750%	7/31/29	24,115	23,644
[4]	Vital Energy Inc.	7.875%	4/15/32	81,728	78,556
[4]	Weatherford International Ltd.	8.625%	4/30/30	55,350	57,215
	Western Midstream Operating LP	4.650%	7/1/26	13,231	13,119
	Western Midstream Operating LP	4.750%	8/15/28	4,715	4,630
	Western Midstream Operating LP	4.050%	2/1/30	2,205	2,072
	Western Midstream Operating LP	5.450%	4/1/44	13,155	11,874
					2,712,365
Financials (9.3%)
[4]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	44,800	45,540
[4]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	85,650	80,580
[4]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	21,365	20,196
[4]	AerCap Global Aviation Trust	6.500%	6/15/45	115,210	115,011
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	9,650	9,154
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	38,525	38,749

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	16,850	16,974
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/31	43,470	43,129
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/32	6,598	6,550
[4]	AmWINS Group Inc.	6.375%	2/15/29	17,235	17,332
[4]	AmWINS Group Inc.	4.875%	6/30/29	3,609	3,397
	Block Inc.	2.750%	6/1/26	55,353	53,353
[4]	Block Inc.	6.500%	5/15/32	95,780	97,518
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	52,025	54,858
[4]	Credit Acceptance Corp.	9.250%	12/15/28	34,155	36,207
[4]	Fair Isaac Corp.	4.000%	6/15/28	32,367	30,729
[4]	FirstCash Inc.	4.625%	9/1/28	28,015	26,541
[4]	FirstCash Inc.	5.625%	1/1/30	19,515	18,912
[4]	FirstCash Inc.	6.875%	3/1/32	13,625	13,808
[4]	Focus Financial Partners LLC	6.750%	9/15/31	62,855	62,451
[4]	Freedom Mortgage Corp.	7.625%	5/1/26	12,095	12,140
[4]	Freedom Mortgage Corp.	6.625%	1/15/27	22,110	21,857
[4]	Freedom Mortgage Corp.	12.000%	10/1/28	30,500	32,968
[4]	Freedom Mortgage Corp.	12.250%	10/1/30	30,500	33,593
[4]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	13,765	14,113
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	6,625	6,746
[4]	GGAM Finance Ltd.	7.750%	5/15/26	14,975	15,256
[4]	GGAM Finance Ltd.	8.000%	2/15/27	33,258	34,363
[4]	GGAM Finance Ltd.	8.000%	6/15/28	35,368	37,368
[4]	GGAM Finance Ltd.	6.875%	4/15/29	19,110	19,523
[4]	GGAM Finance Ltd.	5.875%	3/15/30	16,505	16,311
[4]	goeasy Ltd.	4.375%	5/1/26	29,748	29,620
[4]	goeasy Ltd.	9.250%	12/1/28	20,735	22,114
[4]	goeasy Ltd.	7.625%	7/1/29	28,105	28,883
[4,7]	goeasy Ltd.	6.875%	5/15/30	9,785	9,898
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	40,105	40,933
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	28,808	29,173
[4]	HUB International Ltd.	5.625%	12/1/29	19,965	19,302
[4]	HUB International Ltd.	7.250%	6/15/30	67,225	69,569
[4]	HUB International Ltd.	7.375%	1/31/32	24,290	24,785
[4]	Intesa Sanpaolo SpA	5.710%	1/15/26	53,100	53,174
[4]	Intesa Sanpaolo SpA	4.198%	6/1/32	9,050	7,927
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	1,953	1,946
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	14,704	14,231
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	16,588	15,806
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	21,570	22,404
[4]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	4,810	4,959
[4]	Macquarie Airfinance Holdings Ltd.	8.125%	3/30/29	17,035	18,002
[4]	Macquarie Airfinance Holdings Ltd.	6.500%	3/26/31	4,225	4,381
[4]	Nationstar Mortgage Holdings Inc.	6.000%	1/15/27	4,700	4,682
[4]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	35,580	34,762
[4]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	13,955	13,965
[4]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	83,997	78,700
[4]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	36,298	34,758
[4]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	27,852	28,480
	Navient Corp.	6.750%	6/15/26	910	928
	Navient Corp.	4.875%	3/15/28	6,790	6,467
	Navient Corp.	5.500%	3/15/29	39,865	37,975
	Navient Corp.	9.375%	7/25/30	7,152	7,757
	Navient Corp.	5.625%	8/1/33	6,576	5,676
	OneMain Finance Corp.	7.125%	3/15/26	57,621	59,033
	OneMain Finance Corp.	3.500%	1/15/27	20,735	19,787
	OneMain Finance Corp.	3.875%	9/15/28	47,215	43,583
	OneMain Finance Corp.	9.000%	1/15/29	25,104	26,566
	OneMain Finance Corp.	6.625%	5/15/29	30,170	30,170
	OneMain Finance Corp.	4.000%	9/15/30	21,800	19,188
	OneMain Finance Corp.	7.125%	11/15/31	17,843	18,035
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	83,855	85,647
[4]	PennyMac Financial Services Inc.	5.375%	10/15/25	38,913	38,754
[4]	PennyMac Financial Services Inc.	4.250%	2/15/29	30,140	28,130
[4]	PennyMac Financial Services Inc.	7.875%	12/15/29	10,660	11,181
[4]	PennyMac Financial Services Inc.	7.125%	11/15/30	24,620	24,989
[4]	PennyMac Financial Services Inc.	5.750%	9/15/31	3,885	3,716
	Radian Group Inc.	4.875%	3/15/27	22,275	22,111
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	1,945	1,852
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	20,840	19,207

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ryan Specialty LLC	5.875%	8/1/32	5,757	5,733
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/32	72,535	74,409
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	3,968	4,078
[4]	Starwood Property Trust Inc.	6.000%	4/15/30	17,280	16,951
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	19,920	19,839
[4]	United Wholesale Mortgage LLC	5.750%	6/15/27	18,225	17,921
[4]	United Wholesale Mortgage LLC	5.500%	4/15/29	7,250	6,912
[4]	USI Inc.	7.500%	1/15/32	9,620	9,818
					2,314,094
Health Care (7.4%)
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	30,087	29,192
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	23,232	21,765
[4,5]	Avantor Funding Inc.	2.625%	11/1/25	69,885	75,340
[4]	Avantor Funding Inc.	4.625%	7/15/28	45,815	44,287
[4]	Avantor Funding Inc.	3.875%	11/1/29	4,230	3,901
[4]	Bausch & Lomb Corp.	8.375%	10/1/28	62,482	65,656
[4]	Bausch Health Cos. Inc.	5.500%	11/1/25	12,370	12,130
[4]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	24,770	24,607
[4,5]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	45,735	48,405
[4]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	19,369	18,833
[4]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	48,678	47,191
[4]	Charles River Laboratories International Inc.	4.250%	5/1/28	16,625	15,828
[4]	Charles River Laboratories International Inc.	3.750%	3/15/29	18,975	17,397
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/27	85,570	83,430
[4]	CHS / Community Health Systems Inc.	6.000%	1/15/29	19,614	18,470
[4]	CHS / Community Health Systems Inc.	5.250%	5/15/30	22,465	19,627
[4]	CHS / Community Health Systems Inc.	4.750%	2/15/31	16,650	13,894
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/32	55,343	59,360
[4]	Concentra Escrow Issuer Corp.	6.875%	7/15/32	9,485	9,736
[4]	DaVita Inc.	3.750%	2/15/31	34,490	30,013
[4]	DaVita Inc.	6.875%	9/1/32	18,165	18,254
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	64,037	68,487
[4,5]	Grifols SA	2.250%	11/15/27	34,830	35,943
[4,5]	Grifols SA	3.875%	10/15/28	10,550	10,401
[4]	Grifols SA	4.750%	10/15/28	22,520	20,795
	HCA Inc.	5.875%	2/15/26	2,245	2,261
	HCA Inc.	5.875%	2/1/29	16,720	17,186
[4]	Hologic Inc.	3.250%	2/15/29	45,365	41,663
[4]	IQVIA Inc.	5.000%	10/15/26	41,558	41,114
[4]	IQVIA Inc.	5.000%	5/15/27	70,007	69,128
[4,5]	IQVIA Inc.	2.250%	1/15/28	36,995	38,487
[4,5]	IQVIA Inc.	2.875%	6/15/28	51,395	54,184
[4]	Jazz Securities DAC	4.375%	1/15/29	22,850	21,647
[4]	LifePoint Health Inc.	11.000%	10/15/30	17,536	19,558
[4]	Medline Borrower LP	3.875%	4/1/29	125,097	117,097
[4]	Medline Borrower LP	5.250%	10/1/29	77,159	74,778
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	20,930	21,312
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	29,341	27,799
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	2,955	2,694
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	7,180	7,204
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/34	2,705	2,791
[4,5]	Rossini Sarl	6.750%	12/31/29	28,280	32,311
[5]	Rossini Sarl	6.750%	12/31/29	3,500	3,999
[4]	Star Parent Inc.	9.000%	10/1/30	16,872	17,547
[4]	Surgery Center Holdings Inc.	7.250%	4/15/32	16,526	17,009
[4]	Teleflex Inc.	4.250%	6/1/28	34,312	32,904
	Tenet Healthcare Corp.	5.125%	11/1/27	8,670	8,600
	Tenet Healthcare Corp.	4.625%	6/15/28	19,080	18,458
	Tenet Healthcare Corp.	6.125%	10/1/28	27,563	27,552
	Tenet Healthcare Corp.	4.250%	6/1/29	10,405	9,848
	Tenet Healthcare Corp.	4.375%	1/15/30	27,970	26,230
	Tenet Healthcare Corp.	6.125%	6/15/30	56,250	56,433
	Tenet Healthcare Corp.	6.750%	5/15/31	58,115	59,409
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	88,048	83,928
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	8,850	8,601
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	35,135	35,885
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	10,582	10,295
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	5,480	5,916
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	5,725	6,402

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	6,145	4,340
					1,837,512
Industrials (8.6%)
[4]	Air Canada	3.875%	8/15/26	45,780	44,315
[4]	Allison Transmission Inc.	4.750%	10/1/27	1,940	1,892
[4]	Allison Transmission Inc.	5.875%	6/1/29	2,340	2,336
[4]	Allison Transmission Inc.	3.750%	1/30/31	1,461	1,294
[4]	American Airlines Inc.	7.250%	2/15/28	10,312	10,483
[4]	American Airlines Inc.	8.500%	5/15/29	23,476	24,614
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	12,486	12,455
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	35,292	34,971
[4]	Aramark Services Inc.	5.000%	4/1/25	48,803	48,721
[4]	Aramark Services Inc.	5.000%	2/1/28	48,142	47,289
[4]	Arcosa Inc.	6.875%	8/15/32	5,592	5,736
[4]	Atkore Inc.	4.250%	6/1/31	8,005	7,194
[4]	Bombardier Inc.	8.750%	11/15/30	11,350	12,304
[4]	Bombardier Inc.	7.250%	7/1/31	11,740	12,137
[4]	Bombardier Inc.	7.000%	6/1/32	8,925	9,141
[4]	BWX Technologies Inc.	4.125%	6/30/28	29,906	28,531
[4]	BWX Technologies Inc.	4.125%	4/15/29	48,969	46,345
[4]	Chart Industries Inc.	7.500%	1/1/30	6,290	6,535
[4]	Chart Industries Inc.	9.500%	1/1/31	8,690	9,330
[4]	Clean Harbors Inc.	4.875%	7/15/27	48,605	47,885
[4]	Clean Harbors Inc.	5.125%	7/15/29	25,851	25,121
[4]	Clean Harbors Inc.	6.375%	2/1/31	20,716	20,839
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	103,705	105,395
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/31	13,110	13,411
[4]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	83,972	77,334
[4]	Garda World Security Corp.	4.625%	2/15/27	2,211	2,152
[4]	Garda World Security Corp.	7.750%	2/15/28	8,230	8,498
[4]	Garda World Security Corp.	8.250%	8/1/32	21,672	21,556
[4]	Gates Corp.	6.875%	7/1/29	11,118	11,438
[4]	Genesee & Wyoming Inc.	6.250%	4/15/32	17,975	18,135
[4]	Herc Holdings Inc.	5.500%	7/15/27	148,472	147,310
[4]	Herc Holdings Inc.	6.625%	6/15/29	53,760	55,034
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	85,746	89,030
[5]	Loxam SAS	2.875%	4/15/26	19,380	20,888
[5]	Loxam SAS	3.750%	7/15/26	14,790	16,032
[4]	Mueller Water Products Inc.	4.000%	6/15/29	2,375	2,209
[4,5]	Q-Park Holding I BV	2.000%	3/1/27	26,765	28,108
[4,5]	Q-Park Holding I BV	5.125%	3/1/29	19,705	22,056
[4,7]	Raven Acquisition Holdings LLC	6.875%	11/15/31	47,100	46,999
[4]	Reworld Holding Corp.	4.875%	12/1/29	46,985	43,814
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	9,610	9,026
[4]	Rolls-Royce plc	3.625%	10/14/25	24,995	24,651
	Spirit AeroSystems Inc.	3.850%	6/15/26	1,960	1,900
[4]	Spirit AeroSystems Inc.	9.375%	11/30/29	54,451	58,676
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	57,450	63,811
[4]	Terex Corp.	6.250%	10/15/32	6,544	6,513
[4,5]	TK Elevator Midco GmbH	4.375%	7/15/27	23,199	25,048
[4]	TK Elevator US Newco Inc.	5.250%	7/15/27	35,331	34,774
[4]	TopBuild Corp.	3.625%	3/15/29	1,940	1,777
[4]	TopBuild Corp.	4.125%	2/15/32	9,025	8,046
	TransDigm Inc.	5.500%	11/15/27	14,745	14,625
[4]	TransDigm Inc.	6.750%	8/15/28	98,530	100,743
	TransDigm Inc.	4.625%	1/15/29	20,326	19,306
[4]	TransDigm Inc.	6.375%	3/1/29	72,793	73,891
[4]	TransDigm Inc.	6.875%	12/15/30	41,280	42,352
[4]	TransDigm Inc.	7.125%	12/1/31	37,160	38,516
[4]	TransDigm Inc.	6.625%	3/1/32	26,181	26,637
[4]	TransDigm Inc.	6.000%	1/15/33	20,982	20,797
[4]	Triumph Group Inc.	9.000%	3/15/28	16,275	16,971
[8]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	10,939	11,184
[4]	United Airlines Inc.	4.375%	4/15/26	23,235	22,828
[4]	United Airlines Inc.	4.625%	4/15/29	39,069	37,411
	United Rentals North America Inc.	5.500%	5/15/27	27,616	27,570
	United Rentals North America Inc.	4.875%	1/15/28	58,416	57,130
	United Rentals North America Inc.	5.250%	1/15/30	5,110	5,020
	United Rentals North America Inc.	4.000%	7/15/30	35,560	32,818

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Rentals North America Inc.	3.875%	2/15/31	29,379	26,662
	United Rentals North America Inc.	3.750%	1/15/32	39,400	34,941
[4]	WESCO Distribution Inc.	6.375%	3/15/29	22,560	23,011
[4]	WESCO Distribution Inc.	6.625%	3/15/32	18,045	18,501
[4]	Williams Scotsman Inc.	4.625%	8/15/28	15,360	14,704
[4]	Williams Scotsman Inc.	6.625%	6/15/29	16,495	16,750
[4]	Williams Scotsman Inc.	7.375%	10/1/31	15,800	16,366
					2,121,823
Materials (9.4%)
[4]	Advanced Drainage Systems Inc.	5.000%	9/30/27	2,435	2,393
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/30	18,336	18,510
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/27	1,893	1,888
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	26,400	23,799
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	59,626	52,318
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	38,325	33,350
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	17,208	10,321
[4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	48,672	29,203
	ATI Inc.	7.250%	8/15/30	30,100	31,171
[4]	Avient Corp.	7.125%	8/1/30	47,805	49,179
[4]	Avient Corp.	6.250%	11/1/31	6,020	6,049
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25,430	26,615
[4]	Axalta Coating Systems LLC	3.375%	2/15/29	54,059	49,724
[5]	Ball Corp.	1.500%	3/15/27	54,325	57,009
	Ball Corp.	6.875%	3/15/28	24,045	24,714
	Ball Corp.	6.000%	6/15/29	26,845	27,266
	Ball Corp.	2.875%	8/15/30	13,655	11,879
	Ball Corp.	3.125%	9/15/31	375	324
[4]	Berry Global Inc.	4.500%	2/15/26	52,709	51,999
[4]	Berry Global Inc.	4.875%	7/15/26	10,389	10,326
[4]	Berry Global Inc.	5.625%	7/15/27	6,575	6,565
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	8,385	8,128
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	12,200	11,122
	Celanese US Holdings LLC	6.550%	11/15/30	7,625	7,987
	Celanese US Holdings LLC	6.700%	11/15/33	15,100	16,043
	Chemours Co.	5.375%	5/15/27	27,490	26,407
[4]	Chemours Co.	5.750%	11/15/28	32,835	30,397
[4]	Chemours Co.	4.625%	11/15/29	38,721	33,564
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/29	25,615	25,704
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/30	2,910	2,908
[4]	Cleveland-Cliffs Inc.	7.000%	3/15/32	40,923	40,970
[4]	Cleveland-Cliffs Inc.	7.375%	5/1/33	60,803	61,260
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	27,900	28,052
[4]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/30	26,170	26,581
[4]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	17,685	17,958
	Commercial Metals Co.	4.125%	1/15/30	8,740	8,088
	Commercial Metals Co.	4.375%	3/15/32	19,045	17,500
[4]	Constellium SE	5.625%	6/15/28	15,529	15,166
[4]	Constellium SE	3.750%	4/15/29	36,000	32,590
[4,5]	Constellium SE	5.375%	8/15/32	14,925	16,099
[4]	Constellium SE	6.375%	8/15/32	7,320	7,212
	Crown Americas LLC	5.250%	4/1/30	20,665	20,332
	Crown Americas LLC / Crown Americas Capital Corp. V	4.250%	9/30/26	10,184	9,967
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	12,455	12,350
[4,5]	Crown European Holdings SACA	2.875%	2/1/26	31,200	33,779
[4]	Element Solutions Inc.	3.875%	9/1/28	33,948	32,699
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	16,175	17,206
[4]	First Quantum Minerals Ltd.	8.625%	6/1/31	7,665	7,723
[4]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	21,375	21,274
[4]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	33,653	30,618
[4]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	21,227	21,289
[4]	Glatfelter Corp.	7.250%	11/15/31	11,200	11,105
[4]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,721
[4]	Graphic Packaging International LLC	3.500%	3/15/28	71,362	66,686
[4]	Graphic Packaging International LLC	3.500%	3/1/29	10,705	9,775
[4]	Graphic Packaging International LLC	3.750%	2/1/30	15,803	14,452
[4]	Graphic Packaging International LLC	6.375%	7/15/32	21,960	22,172
[4]	Hudbay Minerals Inc.	6.125%	4/1/29	30,156	30,357
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	19,123	18,236
[4]	NOVA Chemicals Corp.	5.250%	6/1/27	33,179	32,561

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	NOVA Chemicals Corp.	8.500%	11/15/28	17,715	18,801
[4]	NOVA Chemicals Corp.	4.250%	5/15/29	7,480	6,808
[4]	NOVA Chemicals Corp.	9.000%	2/15/30	28,364	30,170
[4]	Novelis Corp.	3.250%	11/15/26	30,210	29,052
[4]	Novelis Corp.	4.750%	1/30/30	35,021	32,796
[4]	Novelis Corp.	3.875%	8/15/31	59,657	52,429
[4]	Olympus Water US Holding Corp.	4.250%	10/1/28	38,615	36,372
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	56,220	59,664
[4]	Olympus Water US Holding Corp.	6.250%	10/1/29	4,875	4,690
[4]	Olympus Water US Holding Corp.	7.250%	6/15/31	70,927	72,774
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	35,665	35,507
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	26,778	26,373
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	46,884	45,861
[4]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC	4.000%	10/15/27	15,475	14,785
[4]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	4,765	4,482
[4]	Sealed Air Corp.	4.000%	12/1/27	6,025	5,769
[4]	Sealed Air Corp.	5.000%	4/15/29	13,129	12,683
[4]	Sealed Air Corp.	6.875%	7/15/33	3,745	3,967
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	9,285	9,373
[4]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	9,415	9,773
[5]	Silgan Holdings Inc.	2.250%	6/1/28	43,070	43,778
[4]	SNF Group SACA	3.125%	3/15/27	21,539	20,482
[4]	SNF Group SACA	3.375%	3/15/30	3,150	2,818
[4]	Standard Industries Inc.	5.000%	2/15/27	33,405	32,724
[4]	Standard Industries Inc.	4.750%	1/15/28	29,839	28,775
[4]	Standard Industries Inc.	4.375%	7/15/30	47,700	43,896
[4]	Standard Industries Inc.	3.375%	1/15/31	58,075	50,427
[4]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	5,515	5,734
[4,5]	Trivium Packaging Finance BV	3.750%	8/15/26	16,095	17,370
[4]	Trivium Packaging Finance BV	5.500%	8/15/26	67,355	66,749
[4]	Trivium Packaging Finance BV	8.500%	8/15/27	9,078	9,065
[4]	Tronox Inc.	4.625%	3/15/29	42,925	38,910
[4]	Windsor Holdings III LLC	8.500%	6/15/30	29,775	31,349
[4]	WR Grace Holdings LLC	5.625%	8/15/29	18,763	17,325
[4]	WR Grace Holdings LLC	7.375%	3/1/31	13,718	14,160
					2,314,331
Real Estate (1.3%)
[4]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	22,130	23,835
	Hudson Pacific Properties LP	3.950%	11/1/27	6,940	6,229
	Hudson Pacific Properties LP	5.950%	2/15/28	9,200	8,161
	Hudson Pacific Properties LP	4.650%	4/1/29	12,010	9,617
	Hudson Pacific Properties LP	3.250%	1/15/30	11,250	8,221
[4]	Iron Mountain Inc.	4.875%	9/15/27	36,420	35,750
[4]	Iron Mountain Inc.	5.250%	3/15/28	910	894
[4]	Iron Mountain Inc.	7.000%	2/15/29	37,900	38,971
[4]	Iron Mountain Inc.	4.875%	9/15/29	66,331	63,823
[4]	Iron Mountain Inc.	5.250%	7/15/30	24,500	23,694
[4]	Iron Mountain Inc.	4.500%	2/15/31	11,180	10,383
[4]	Iron Mountain Inc.	5.625%	7/15/32	7,825	7,589
[4]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	429	405
	MPT Operating Partnership LP / MPT Finance Corp.	5.250%	8/1/26	5,640	5,338
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	11,370	8,843
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	17,340	12,271
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	11,388	11,654
[4]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	3,995	3,987
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	10,325	10,439
	SBA Communications Corp.	3.875%	2/15/27	11,065	10,710
	SBA Communications Corp.	3.125%	2/1/29	10,805	9,832
	Service Properties Trust	5.500%	12/15/27	9,400	8,897
	Service Properties Trust	8.375%	6/15/29	15,493	15,087
					334,630
Technology (6.1%)
[4]	Amentum Escrow Corp.	7.250%	8/1/32	15,950	16,534
[4]	AthenaHealth Group Inc.	6.500%	2/15/30	84,233	79,639
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	23,899	23,256
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	18,509	17,099
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	4,685	4,700
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	18,459	18,874
[4]	Cloud Software Group Inc.	6.500%	3/31/29	10,940	10,676

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Cloud Software Group Inc.	9.000%	9/30/29	5,650	5,650
[4]	Cloud Software Group Inc.	8.250%	6/30/32	48,356	49,702
[4]	Coherent Corp.	5.000%	12/15/29	61,155	58,640
	Cotiviti Corp.	7.625%	4/30/31	1,893	1,900
[4]	Entegris Inc.	4.375%	4/15/28	61,825	58,985
[4]	Entegris Inc.	4.750%	4/15/29	39,230	37,985
[4]	Entegris Inc.	3.625%	5/1/29	18,735	17,154
[4]	Entegris Inc.	5.950%	6/15/30	16,995	16,972
[4]	Fortress Intermediate 3 Inc.	7.500%	6/1/31	38,550	40,089
[4]	Gen Digital Inc.	5.000%	4/15/25	107,805	107,593
[4]	Imola Merger Corp.	4.750%	5/15/29	180,882	175,898
[4]	McAfee Corp.	7.375%	2/15/30	80,601	77,780
[4]	NCR Atleos Corp.	9.500%	4/1/29	45,660	50,276
	Nokia of America Corp.	6.500%	1/15/28	56,315	55,405
	Nokia of America Corp.	6.450%	3/15/29	88,747	89,193
[4]	Open Text Corp.	3.875%	2/15/28	65,222	61,324
[4]	Open Text Corp.	3.875%	12/1/29	46,595	42,539
[4]	Open Text Holdings Inc.	4.125%	2/15/30	50,385	46,252
[4]	Open Text Holdings Inc.	4.125%	12/1/31	21,605	19,415
[4]	PTC Inc.	3.625%	2/15/25	15,330	15,247
[4]	PTC Inc.	4.000%	2/15/28	12,620	12,066
[4]	Rocket Software Inc.	9.000%	11/28/28	39,637	41,299
[4]	SS&C Technologies Inc.	5.500%	9/30/27	135,066	134,517
[4]	UKG Inc.	6.875%	2/1/31	93,845	96,153
	Western Digital Corp.	4.750%	2/15/26	16,371	16,167
	Western Digital Corp.	2.850%	2/1/29	3,105	2,749
					1,501,728
Utilities (1.9%)
[4]	Alpha Generation LLC	6.750%	10/15/32	3,193	3,240
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	7,868	7,831
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	41,727	40,863
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	26,114	25,179
[4]	AmeriGas Partners LP / AmeriGas Finance Corp.	9.375%	6/1/28	21,165	21,774
[4]	Calpine Corp.	4.500%	2/15/28	26,016	25,059
[4]	Calpine Corp.	5.125%	3/15/28	5,884	5,754
[4]	Calpine Corp.	4.625%	2/1/29	6,270	5,955
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	30,596	29,681
[4]	Clearway Energy Operating LLC	3.750%	2/15/31	91,085	81,399
[4]	Clearway Energy Operating LLC	3.750%	1/15/32	15,926	14,114
	FirstEnergy Corp.	3.900%	7/15/27	828	808
[4]	NextEra Energy Operating Partners LP	3.875%	10/15/26	71,250	68,726
[4]	NextEra Energy Operating Partners LP	4.500%	9/15/27	18,260	17,529
[4]	NextEra Energy Operating Partners LP	7.250%	1/15/29	36,575	37,638
[4]	NRG Energy Inc.	6.250%	11/1/34	10,595	10,583
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	4,535	4,309
[4]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	12,970	11,906
[4]	Vistra Operations Co. LLC	5.625%	2/15/27	20,315	20,261
[4]	Vistra Operations Co. LLC	4.375%	5/1/29	13,564	12,923
[4]	Vistra Operations Co. LLC	7.750%	10/15/31	20,767	21,940
[4]	Vistra Operations Co. LLC	6.875%	4/15/32	9,005	9,310
					476,782
Total Corporate Bonds (Cost $21,700,174)					21,525,009
Floating Rate Loan Interests (3.3%)
[6]	1011778 B.C. Unlimited Liability Co. Term Loan B-6, TSFR1M + 1.750%	6.435%	9/20/30	6,262	6,197
[6]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.446%	9/30/31	4,605	4,603
[6]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.250%	6.935%	9/29/31	15,830	15,815
[6]	Amer Sports Co. Term Loan, TSFR3M + 2.750%	7.846%	2/17/31	3,674	3,678
[6]	American Airlines Inc. Term Loan, TSFR3M + 4.750%	9.629%	4/20/28	40,357	41,488
[6]	American Builders & Contractors Supply Co. Inc. Term Loan B, TSFR1M + 1.750%	6.435%	1/31/31	1,930	1,931
[6]	AmWINS Group Inc. Term Loan B, TSFR1M + 2.250%	7.050%	2/19/28	2,945	2,942
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	9.035%	8/19/28	16,061	15,961
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.250%	7.935%	2/15/29	29,998	29,868
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	8.095%	5/10/27	28,972	28,940
[6]	Belron Finance 2019 LLC Term Loan B, TSFR1M + 2.750%	7.495%	10/1/31	36,490	36,593
[6]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.500%	7.104%	1/31/31	14,580	14,548
[6]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.750%	7.468%	7/1/31	20,447	20,435
[6]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	7.854%	7/6/29	9,470	9,402
[6]	Chemours Co. Term Loan B, TSFR1M + 3.500%	8.185%	8/18/28	12,758	12,769

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 4.000%	8.604%	3/30/29	2,483	2,481
[6]	Cotiviti Corp.Term Loan, TSFR1M + 3.250%	8.094%	5/1/31	5,862	5,865
[6]	Cushman & Wakefield U.S. Borrower LLC Term Loan, PRIME + 2.250%	10.250%	1/31/30	13,651	13,668
[6]	Dun & Bradstreet Corp. Term Loan B, TSFR1M + 2.750%	7.468%	1/18/29	52,719	52,813
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan B, TSFR1M + 4.500%	9.245%	4/23/31	31,550	31,558
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, PRIME + 3.000%	11.000%	4/23/31	3,350	3,350
[6]	First Student Bidco Inc. Term Loan B, TSFR3M + 3.000%	7.865%	7/21/28	17,176	17,179
[6]	First Student Bidco Inc. Term Loan C, TSFR3M + 3.000%	7.865%	7/21/28	5,242	5,243
[6]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.750%	8.435%	6/27/31	17,705	17,683
[6]	Frontier Communications Corp. Term Loan B, TSFR3M + 3.500%	8.763%	7/1/31	5,593	5,617
[6]	Glatfelter Corp. Term Loan, TSFR + 4.250%	8.906%	11/4/31	10,445	10,345
[6]	Grant Thornton Advisors LLC Term Loan B, TSFR1M + 3.250%	7.935%	6/2/31	10,790	10,791
[6]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.500%	8.185%	2/15/31	26,472	26,530
[6]	HUB International Ltd. Term Loan B, TSFR3M + 3.000%	7.604%	6/20/30	36,504	36,579
[6]	IRB Holding Corp. Term Loan B, TSFR1M + 2.750%	7.535%	12/15/27	44,279	44,257
[6]	JetBlue Airways Corp. Term Loan B, TSFR3M + 5.500%	10.517%	8/27/29	26,550	26,356
[6]	McAfee LLC Term Loan B, TSFR1M + 3.250%	8.100%	3/1/29	35,680	35,575
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.750%	7.435%	10/23/28	49,861	49,895
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.397%	3/27/29	7,773	7,768
[6]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	6.860%	8/16/30	16,013	16,003
[6]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	8.535%	2/1/28	16,255	15,729
[6,9]	Raven Acquisition Holdings LLC	—%	10/24/31	7,885	7,841
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR3M + 3.000%	7.585%	7/31/31	19,705	19,709
[6]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	8.367%	10/20/27	3,525	3,588
[6]	Star Parent Inc. Term Loan B, TSFR3M + 3.750%	8.354%	9/27/30	5,373	5,260
[6]	Trans Union LLC Term Loan B-7, TSFR1M + 2.000%	6.685%	12/1/28	21,392	21,385
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 3.250%	7.854%	5/6/31	16,920	16,894
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.354%	5/6/32	28,646	29,016
[6]	United Airlines Inc. Term Loan B, TSFR3M + 2.750%	7.385%	2/22/31	3,338	3,340
[6]	W.R. Grace & Co. Conn. Term Loan B, TSFR3M + 3.250%	7.854%	9/22/28	2,883	2,889
[6]	Wand NewCo 3 Inc. Term Loan B, TSFR3M + 3.250%	7.854%	1/30/31	24,663	24,655
Total Floating Rate Loan Interests (Cost $811,493)					815,032
				Shares
Temporary Cash Investments (4.1%)
Money Market Fund (1.8%)
[10]	Vanguard Market Liquidity Fund	4.834%		4,384,733	438,429
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.3%)
	Bank of America Securities LLC (Dated 10/31/24, Repurchase Value $26,404,000, collateralized by Fannie Mae 3.000%–5.000%, 1/1/47–6/1/54, Freddie Mac 1.500%–5.000%, 7/1/51–10/1/52, and Ginnie Mae 2.000%, 4/20/31, with a value of $26,928,000)	4.850%	11/1/24	26,400	26,400
	Credit Agricole Securities Inc. (Dated 10/31/24, Repurchase Value $113,415,000, collateralized by U.S. Treasury Note/Bond 4.125%, 1/31/25, with a value of $115,668,000)	4.850%	11/1/24	113,400	113,400
	JP Morgan Securities LLC (Dated 10/31/24, Repurchase Value $50,007,000, collateralized by U.S. Treasury Note/Bond 3.125%–4.000%, 1/15/27–7/31/29, with a value of $51,000,000)	4.850%	11/1/24	50,000	50,000
	JP Morgan Securities LLC (Dated 10/31/24, Repurchase Value $125,817,000, collateralized by U.S. Treasury Bill 0.000%, 12/26/24, and U.S. Treasury Note/Bond 0.500%–0.750%, 4/30/26–6/30/27, with a value of $128,316,000)	4.850%	11/1/24	125,800	125,800
	RBC Capital Markets LLC (Dated 10/31/24, Repurchase Value $129,117,000, collateralized by Fannie Mae 1.500%–6.500%, 6/1/42–10/1/54, Freddie Mac 2.000%–6.000%, 1/1/46–2/1/54, and U.S. Treasury Note/Bond 4.500%, 4/15/27, with a value of $131,682,000)	4.860%	11/1/24	129,100	129,100

Vanguard® High-Yield Corporate Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TD Securities (USA) LLC (Dated 10/31/24, Repurchase Value $131,218,000, collateralized by Ginnie Mae 3.000%–5.500%, 3/20/48–5/20/54, with a value of $133,824,000)	4.860%	11/1/24	131,200	131,200
				575,900
Total Temporary Cash Investments (Cost $1,014,359)				1,014,329
Total Investments (99.5%) (Cost $24,799,895)				24,625,885
Other Assets and Liabilities—Net (0.5%)				118,249
Net Assets (100%)				24,744,134
Cost is in $000.
1	Securities with a value of $84,553,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $27,354,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $905,000 have been segregated as collateral for open forward currency contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $17,742,614,000, representing 71.7% of net assets.
5	Face amount denominated in euro.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
8	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
9	Represents an unsettled loan as of October 31, 2024. The coupon rate is not known until the settlement date.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	2,174	447,725	(3,488)
5-Year U.S. Treasury Note	December 2024	7,799	836,321	(17,898)
10-Year U.S. Treasury Note	December 2024	1,904	210,333	(7,103)
Long U.S. Treasury Bond	December 2024	715	84,348	(4,880)
Ultra 10-Year U.S. Treasury Note	December 2024	981	111,589	(3,755)
Ultra Long U.S. Treasury Bond	December 2024	216	27,135	(1,742)
				(38,866)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2024	(46)	(9,473)	—
10-Year U.S. Treasury Note	December 2024	(839)	(92,683)	2,769
Euro-Bobl	December 2024	(1,269)	(163,089)	656
Euro-Schatz	December 2024	(3,791)	(439,335)	161
Long U.S. Treasury Bond	December 2024	(31)	(3,657)	212
Ultra Long U.S. Treasury Bond	December 2024	(5)	(628)	40
				3,838
				(35,028)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of America, N.A.	11/29/24	EUR	6,052	USD	6,563	28	—
Goldman Sachs International	11/29/24	USD	958	CAD	1,325	5	—

Vanguard® High-Yield Corporate Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Deutsche Bank AG	11/29/24	USD	844,119	EUR	778,620	—	(3,827)
JPMorgan Chase Bank, N.A.	11/29/24	USD	5,347	GBP	4,120	35	—
						68	(3,827)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,803,000 and cash of $22,310,000 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/20/29	USD	1,063,950	5.000	80,073	3,421
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the

Vanguard® High-Yield Corporate Fund
financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard® High-Yield Corporate Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,271,515	—	1,271,515
Corporate Bonds	—	21,525,009	—	21,525,009
Floating Rate Loan Interests	—	815,032	—	815,032
Temporary Cash Investments	438,429	575,900	—	1,014,329
Total	438,429	24,187,456	—	24,625,885
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,838	—	—	3,838
Forward Currency Contracts	—	68	—	68
Swap Contracts	3,421[1]	—	—	3,421
Total	7,259	68	—	7,327
Liabilities
Futures Contracts[1]	(38,866)	—	—	(38,866)
Forward Currency Contracts	—	(3,827)	—	(3,827)
Total	(38,866)	(3,827)	—	(42,693)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.